Statements of Operations (USD $)	10 Months Ended
Dec. 31, 2011
Income Statement [Abstract]
Revenues
Operating Expenses
General and administrative	4,619
Total operating expenses	4,619
NET LOSS	$ (4,619)
Basic and diluted loss per share	0.00
Weighted average number of shares outstanding	8,000,000